Stock Option Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan	Stock Option Plans
In 2007, the Company established its 2007 Stock Option Plan (the “Plan”) which provides for the granting of stock options to employees, directors and consultants of the Company. Options granted under the Plan may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees (including officers and directors who are also employees). NSOs may be granted to Company employees, directors and consultants. As of March 31, 2019, the Company has reserved 5,488,229 shares of common stock for issuance under the Plan.
In connection with its acquisition of NeuroCo in December 2018, the Company also assumed NeuroCo’s 2015 Equity Incentive Plan, or the NeuroCo Plan. As of the merger closing, the outstanding options to purchase common stock of NeuroCo under the NeuroCo Plan converted to options to purchase 1,442 shares of the Company’s common stock. There are no additional shares of common stock reserved for issuance under the NeuroCo Plan.
The exercise price of ISOs and NSOs shall not be less than 100% and 85% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors. The exercise price of ISOs and NSOs granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant as determined by the Board of Directors. To date, options have a term of 10 years and generally vest over 4 years with 25% vesting on the first anniversary of the issuance date, and then monthly vesting for an additional 3 years from date of grant.
Activity under the Company’s Plan is set forth below:

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in thousands)
Balances, December 31, 2018	57,889	4,364,377	$3.79	7.36	$33,132
Authorized	—
Options granted	(32,950)	32,950	$11.29
Options exercised	—	(251,305)	$1.50
Options cancelled	7,387	(7,387)	$1.56
Balances, March 31, 2019	32,326	4,138,635	$4.00	7.26	$30,602
Vested and exercisable at March 31, 2019		2,451,044	$2.70	6.36	$21,195
Vested and expected to vest at March 31, 2019		4,138,635	$4.00	7.26	$30,602

The aggregate intrinsic value of options exercised during the three months ended March 31, 2019 was $2,461,000. The aggregate intrinsic value was calculated as the difference between the exercise prices of the underlying options and the estimated fair value of the common stock on the date of exercise.
The Company’s Board of Directors approved the termination of the 2007 Stock Plan and the NeuroCo 2015 Equity Incentive Plan and the adoption of the 2019 Equity Incentive Plan, or the 2019 Plan, effective immediately prior to consummation of the Company’s IPO. The 2019 Plan provides for the grant of ISOs to employees and for the grant of NSOs, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to employees, directors and consultants. A total of 2,317,000 shares of common stock were reserved for issuance pursuant to the 2019 Plan. In addition, the shares reserved for issuance under the 2019 Plan will also include shares reserved but not issued under the 2019 Plan, plus any share awards granted under the 2007 Plan that expire or terminate without having been exercised in full or that are forfeited or repurchased. In addition, the number of shares available for issuance under the 2019 Plan will also include an annual increase on the first day of each fiscal year beginning in fiscal 2020, equal to the lesser of (i) 3,000,000 shares; (ii) 4.0% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) an amount as determined by the Board of Directors.
2019 Employee Stock Purchase Plan
In March 2019, the Company’s Board of Directors adopted the 2019 Employee Stock Purchase Plan (“ESPP”) under which eligible employees are permitted to purchase common stock at a discount through payroll deductions. A total of 434,000 shares of common stock are reserved for issuance and will be increased on the first day of each fiscal year, beginning in 2019, by an amount equal to the lesser of (i) 1,200,000 shares (ii) 1.0% of the outstanding shares of common stock as of the last day of the immediately preceding fiscal year; or (iii) an amount as determined by the Board of Directors. The price of the common stock purchased will be the lower of 85% of the fair market value of the common stock at the beginning of an offering period or at the end of a purchase period. The ESPP was effective upon adoption by the Company’s Board of Directors but was not in use until the completion of the IPO. The
ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code of 1986, as amended.
Stock‑Based Compensation
The Company estimated the fair value of stock options using the Black–Scholes option pricing model. The fair value of employee stock options is being amortized on a straight–line basis over the requisite service period of the awards. The fair value of employee stock options was estimated using the following assumptions for the three months ended March 31, 2018 and 2019:

	Three Months Ended March 31,
	2018	2019
Expected term (in years)	6.25	6.25
Expected volatility	38.1%	42.7%
Risk-free interest rate	2.68%	2.54%
Dividend yield	—%	—%

Total stock-based compensation expense relating to the Company’s stock options to employees and nonemployees during the three months ended March 31, 2018 and 2019, is as follows (in thousands):

	Three Months Ended March 31,
	2018	2019
Cost of goods sold	$13	$15
Research and development expenses	29	27
Selling, general and administrative expenses	120	220
	$162	$262

As of March 31, 2019, there was total unrecognized compensation costs of $2,433,000 related to these stock options. These costs are expected to be recognized over a period of approximately 3.04 years.
Stock Option Plan
In 2007, the Company established its 2007 Stock Option Plan (the “Plan”) which provides for the granting of stock options to employees, directors and consultants of the Company. Options granted under the
Plan may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees (including officers and directors who are also employees). NSOs may be granted to Company employees, directors and consultants. As of December 31, 2018, the Company has reserved 5,488,229 shares of common stock for issuance under the Plan.
In connection with its acquisition of NeuroCo in December 2018, the Company also assumed NeuroCo’s 2015 Equity Incentive Plan, or the NeuroCo Plan. As of the merger closing, the outstanding options to purchase common stock of NeuroCo under the NeuroCo Plan converted to options to purchase 1,442 shares of the Company’s common stock. There are no additional shares of common stock reserved for issuance under the NeuroCo Plan.
The exercise price of ISOs and NSOs shall not be less than 100% and 85% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors. The exercise price of ISOs and NSOs granted to a 10% stockholder shall not be less than 110% of the estimated fair value of the shares on the date of grant as determined by the Board of Directors. To date, options have a term of ten years and generally vest over 4 years with 25% vesting on the first anniversary of the issuance date, and then monthly vesting for an additional three years from date of grant.
Activity under the Company’s Plan and the NeuroCo Plan is set forth below:

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in thousands)
Balances, December 31, 2016	27,605	3,478,346	$1.46	7.71	$444
Authorized	1,421,867
Options granted	(1,375,329)	1,375,329	$6.54
Options exercised	—	(290,638)	$1.17
Options cancelled	254,147	(254,147)	$1.55
Balances, December 31, 2017	328,290	4,308,890	$3.09	7.81	$5,073
Authorized	223,664
Options granted	(629,716)	629,716	$6.51
Options exercised	—	(438,578)	$1.50
Options cancelled	135,651	(135,651)	$1.56
Balances December 31, 2018	57,889	4,364,377	$3.79	7.36	$33,132
Vested and exercisable at December 31, 2018		2,459,116	$2.35	6.28	$22,109
Vested and expected to vest at December 31, 2018		4,464,377	$3.79	7.36	$33,132

The following table summarizes information about stock options outstanding at December 31, 2018:

	Options Outstanding and Vested as of December 31, 2018
	Options Outstanding			Options Vested
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Term (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.68	101,848	1.59	$0.68	101,848	$0.68
$1.35	107,938	2.75	$1.35	107,938	$1.35
$1.38	304,396	3.96	$1.38	304,396	$1.38
$1.46	385,070	6.21	$1.46	360,470	$1.46
$1.57	97,311	8.07	$1.57	42,013	$1.57
$1.60	1,463,632	6.82	$1.60	1,128,569	$1.60
$3.16	462,764	8.95	$3.16	162,549	$3.16
$4.73	332,385	8.92	$4.73	86,506	$4.73
$6.11	552,462	9.32	$6.11	29,848	$6.11
$8.27	78,941	9.93	$8.27	1,527	$8.27
$12.15	477,630	8.92	$12.15	133,452	$12.15
	4,364,377	7.36	$3.79	2,459,116	$2.35

Stock‑Based Compensation Associated with Awards to Employees
During the years ended December 31, 2017 and 2018, the Company granted stock options to employees to purchase 1,371,626 and 575,314 shares of common stock, with a weighted‑average grant date fair value of $0.83 and $2.81 per share, respectively. The total fair value of options vested during the years ended December 31, 2017 and 2018 was $423,000 and $569,000, respectively. The aggregate intrinsic value of options exercised was $143,000 and $787,000 during the years ended December 31, 2017 and 2018, respectively. The aggregate intrinsic value was calculated as the difference between the exercise prices of the underlying options and the estimated fair value of the common stock on the date of exercise. Stock‑based compensation expense recognized during the years ended December 31, 2017 and 2018 includes compensation expense for stock–based awards granted to employees based on the grant date fair value of $442,000 and $728,000, respectively.
The Company also issues stock options with vesting based upon completion of performance goals. The fair value for these performance-based awards is recognized over the period during which the goals are to be achieved.  Stock-based compensation expense recognized at fair value includes the impact of estimated probability that the goals would be achieved, which is assessed prior to the requisite service period for the specific goals.
The Company estimated the fair value of stock options using the Black–Scholes option pricing model. The fair value of employee stock options is being amortized on a straight–line basis over the requisite service period of the awards. The fair value of employee stock options was estimated using the following assumptions for the years ended December 31, 2017 and 2018:

	Year Ended December 31,
	2017	2018
Expected term (in years)	1.00 - 6.25	6.25
Expected volatility	39% - 41%	38.1% - 38.8%
Risk-free interest rate	1.03% - 2.25%	2.68% - 2.98%
Dividend yield	—%	—%

The fair value of common stock was determined by the Company’s Board of Directors, who considered, among other things, contemporaneous valuations of the Company’s common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company does not have sufficient historical exercise and post-vesting termination activity to provide accurate data for estimating the expected term of options and has opted to use the “simplified method,” whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option. The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for the Company’s common stock. The Company will continue to analyze the historical stock price volatility and expected term assumption as more historical data for the Company’s common stock becomes available. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
Effective January 1, 2018, the Company made an accounting policy election to account for forfeitures as they occur.
Stock-Based Compensation Associated with Awards to Nonemployees
During the years ended December 31, 2017 and 2018, the Company granted options to purchase 3,703 and 52,960 shares, respectively, of common stock to consultants in exchange for services. Stock–based compensation expense related to stock options granted to nonemployees is recognized as the stock options are earned.
The fair value of stock options granted to nonemployees was calculated using the following assumptions:

Year Ended December 31,
	2017	2018
Contractual term (in years)	3.75 - 9.75	5.00 - 6.25
Expected volatility	39% - 56%	38.0% - 38.8%
Risk-free interest rate	2.06% - 2.39%	2.71% - 2.90%
Dividend yield	—%	—%

In connection with the grant of stock options to nonemployees, the Company recorded stock–based compensation charges of $93,000 and $183,000 for the years ended December 31, 2017 and 2018, respectively.
Total stock-based compensation expense relating to the Company’s stock options to employees and nonemployees during the years ended December 31, 2017 and 2018, is as follows (in thousands):

	Year Ended December 31,
	2017	2018
Cost of goods sold	$49	$51
Research and development expenses	98	256
Selling, general and administrative expenses	388	604
	$535	$911

As of December 31, 2018, there was total unrecognized compensation costs of $2,524,000 related to these stock options. These costs are expected to be recognized over a period of approximately 3.47 years.